Fixed Assets, Net (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Depreciation		$ (92)	$ (94)	$ (79)
Analysis of fixed asset activity
Cost : Beginning Balance		949	881
Additions		116	112
Disposals		(41)	(50)
Foreign exchange		(44)	6
Cost : Ending Balance		980	949	881
Depreciation: Beginning Balance		(468)	(413)
Disposals		(38)	(42)
Foreign exchange		25	(3)
Depreciation: Ending Balance		(497)	(468)	(413)
Net book value		481
Net book value		483	481
Land and buildings (i)
Property, Plant and Equipment [Line Items]
Depreciation	[1]	(4)	(3)
Analysis of fixed asset activity
Cost : Beginning Balance	[1]	89	78
Additions	[1]	7	10
Disposals	[1]	0	0
Foreign exchange	[1]	(3)	1
Cost : Ending Balance	[1]	93	89	78
Depreciation: Beginning Balance	[1]	(36)	(32)
Disposals	[1]	0	0
Foreign exchange	[1]	2	(1)
Depreciation: Ending Balance	[1]	(38)	(36)	(32)
Net book value	[1]	53
Net book value	[1]	55	53
Leasehold improvements
Property, Plant and Equipment [Line Items]
Depreciation		(20)	(18)
Analysis of fixed asset activity
Cost : Beginning Balance		242	227
Additions		25	22
Disposals		(12)	(7)
Foreign exchange		(10)	0
Cost : Ending Balance		245	242	227
Depreciation: Beginning Balance		(87)	(75)
Disposals		(10)	(6)
Foreign exchange		4	0
Depreciation: Ending Balance		(93)	(87)	(75)
Net book value		155
Net book value		152	155
Furniture and equipment
Property, Plant and Equipment [Line Items]
Depreciation		(68)	(73)
Analysis of fixed asset activity
Cost : Beginning Balance		618	576
Additions		84	80
Disposals		(29)	(43)
Foreign exchange		(31)	5
Cost : Ending Balance		642	618	576
Depreciation: Beginning Balance		(345)	(306)
Disposals		(28)	(36)
Foreign exchange		19	(2)
Depreciation: Ending Balance		(366)	(345)	$ (306)
Net book value		273
Net book value		$ 276	$ 273

[1]	Included within land and buildings are assets held under capital leases: At December 31, 2014, cost and accumulated depreciation were $32 million and $8 million respectively (2013: $31 million and $6 million, respectively; 2012: $25 million and $4 million respectively). Depreciation in the year ended December 31, 2014 was $2 million (2013: $2 million; 2012: $1 million).